Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
March 31, 2026
OFR-NPRT1-0526
1.814656.121
Municipal Securities - 95.8%
	Principal Amount (a)	Value ($)
Guam - 1.3%
Special Tax - 1.3%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	1,345,000	1,421,518
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,255,000	1,350,779
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	3,355,000	3,632,086
TOTAL GUAM		6,404,383
Ohio - 93.0%
Education - 17.1%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	650,000	636,581
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,226,465
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2041	1,325,000	1,444,854
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2042	1,250,000	1,353,971
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2043	1,655,000	1,780,362
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2044	1,000,000	1,066,481
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2028 (Build America Mutual Assurance Co Insured)	515,000	538,466
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2029 (Build America Mutual Assurance Co Insured)	670,000	712,711
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2030 (Build America Mutual Assurance Co Insured)	540,000	583,045
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2031 (Build America Mutual Assurance Co Insured)	735,000	802,914
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2032 (Build America Mutual Assurance Co Insured)	720,000	793,992
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2033 (Build America Mutual Assurance Co Insured)	770,000	854,069
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2035 (Build America Mutual Assurance Co Insured)	835,000	933,800
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	2,005,730
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,043,404
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,196,283
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,295,284
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,108,688
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,126,912
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2045	1,250,000	1,282,665
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	585,528
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	545,548
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	773,971
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	808,331
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	853,994
Northeast Ohio Med Univ Gen Rcpts 3% 12/1/2040	525,000	426,557
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (d)	5,000,000	4,937,186
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	871,385
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2033	300,000	324,979
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2035	300,000	321,966
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	410,255
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	753,439
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	306,977
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	408,727
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	662,420
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,610,456
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,388,227
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,445,990
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	2,642,236
Ohio St Higher Ed Fac Comm (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,031,422
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,187,637
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 4% 2/1/2036	900,000	903,731
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,368,117
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,175,996
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,032,333
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,059,755
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2035	800,000	843,734
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5% 9/1/2040	895,000	954,660
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2042	1,000,000	1,077,568
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2044	1,105,000	1,169,017
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2045	525,000	550,500
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	1,050,000	1,089,700
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,500,885
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	4,650,000	4,396,750
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	260,765
University Cincinnati OH Gen 5% 6/1/2032	745,000	747,038
University Cincinnati OH Gen 5% 6/1/2034	585,000	586,324
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,664,023
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,185,869
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	640,649
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	682,582
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	556,718
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,117,823
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	841,210
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,843,462
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,155,364
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,203,800
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,257,881
University Toledo OH Gen Recpt 5% 6/1/2026	600,000	602,321
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	358,774
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2026 (Build America Mutual Assurance Co Insured)	520,000	521,048
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	557,367
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	589,370
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	636,674
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	253,074
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	272,211
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	285,309
TOTAL EDUCATION		86,026,310
Electric Utilities - 2.4%
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,599,700
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,358,349
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Inc Insured)	365,000	378,665
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Inc Insured)	785,000	810,635
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	1,026,458
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Inc Insured)	830,000	846,685
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,013,135
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	1,007,151
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,004,613
TOTAL ELECTRIC UTILITIES		12,045,391
Escrowed/Pre-Refunded - 4.4%
Akron Bath Copley Hsp Dist OH 5% 11/15/2026 (Escrowed to Maturity)	535,000	542,900
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2032 (Pre-refunded to 11/15/2026 at 100)	1,000,000	1,016,301
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2034 (Pre-refunded to 11/15/2026 at 100)	1,500,000	1,524,451
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2041 (Pre-refunded to 11/15/2026 at 100)	10,545,000	10,716,890
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	2,650,000	2,693,197
Akron Bath Copley Hsp Dist OH Series 2020, 3% 11/15/2040 (Pre-refunded to 11/15/2030 at 100)	5,400,000	5,444,149
Ohio St Hsg Fin Agy Res Mtg Rev 5% 1/1/2039 (Pre-refunded to 1/1/2032 at 100)	145,000	160,826
Ohio St Hsg Fin Agy Res Mtg Rev Series 2021B, 5% 1/1/2039 (Pre-refunded to 1/1/2032 at 100)	170,000	188,555
TOTAL ESCROWED/PRE-REFUNDED		22,287,269
General Obligations - 14.7%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	481,947
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	246,413
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	268,398
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	350,603
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	400,228
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2027	200,000	207,075
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2028	200,000	210,944
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2030	290,000	315,114
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2031	300,000	329,929
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2032	300,000	333,060
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2033	405,000	452,862
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2034	460,000	515,358
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2035	400,000	447,071
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2036	405,000	449,079
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2037	620,000	682,519
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2038	720,000	787,337
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2039	560,000	608,651
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2040	500,000	539,721
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2041	785,000	837,536
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,357,661
Columbus State Community College Gen. Oblig. Series 2020 A, 2.125% 12/1/2040	1,000,000	735,414
County of Cuyahoga OH (Cuyahoga Cnty OH Proj.) 4% 12/1/2041	1,050,000	1,010,305
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	350,000	302,319
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2040 (Build America Mutual Assurance Co Insured)	300,000	254,707
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2041 (Build America Mutual Assurance Co Insured)	300,000	254,672
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2038	750,000	670,272
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2040	750,000	644,648
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	650,538
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	303,087
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	270,783
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	329,960
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	301,099
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	338,249
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	358,179
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	282,506
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	589,087
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	557,075
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	553,595
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	330,388
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	301,260
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	435,879
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	543,674
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	649,284
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	853,398
Fairfield Cnty OH Gen. Oblig. 3% 12/1/2044	1,910,000	1,502,150
Fayette Cnty Ohio Gen. Oblig. 2.25% 12/1/2041 (Build America Mutual Assurance Co Insured)	585,000	422,133
Fayette Cnty Ohio Gen. Oblig. Series 2021, 3% 12/1/2038 (Build America Mutual Assurance Co Insured)	400,000	352,226
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	779,897
Kent OH City Sch Dist Series 2020, 2.5% 12/1/2048	4,545,000	2,951,115
Lake Loc Sch Dist Ohio Wood Series 2022, 3% 12/1/2037	250,000	223,432
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2041	200,000	197,214
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2046	250,000	230,631
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	16,460,000	17,322,744
Lucas Cnty OH Gen. Oblig. 2.25% 12/1/2040	1,725,000	1,268,807
Manchester Ohio Loc Sch Dist Series 2021, 3% 12/1/2043 (Assured Guaranty Inc Insured)	4,885,000	3,961,621
Milford OH Exmp Vlg Sch Dist Series 2022, 4% 12/1/2047	200,000	185,904
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,801,027
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,067,605
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,061,577
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,173,698
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	790,436
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	1,958,500
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2033	300,000	262,444
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2034	300,000	256,596
State of Ohio Series 2025 A, 5% 2/1/2036	2,000,000	2,240,149
State of Ohio Series 2025C, 5% 10/1/2036	3,850,000	4,377,489
State of Ohio Series 2025C, 5% 10/1/2037	1,000,000	1,127,497
Strongsville Ohio City Sch Dis Series 2020, 3% 12/1/2045	1,500,000	1,157,147
Tallmadge Ohio Gen. Oblig. 2% 12/1/2035	250,000	202,608
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	4,530,000	3,635,275
TOTAL GENERAL OBLIGATIONS		73,851,806
Health Care - 22.8%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,338,358
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	790,855
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,925,418
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,718,417
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,410,360
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,025,352
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,511,618
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,460,401
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,481,087
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2041	2,625,000	2,769,341
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,351,310
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,840,664
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5% 1/1/2043	1,200,000	1,209,396
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2036	400,000	429,794
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2037	500,000	533,608
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2041	1,050,000	1,092,561
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2045	450,000	458,910
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2038	350,000	378,363
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2039	610,000	656,217
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2050	1,900,000	1,929,342
Lucas Cnty OH Hosp Rev (Promedica Hlthcare Obl Grp, OH Proj.) Series 2018 A, 5.25% 11/15/2048	10,000,000	9,791,989
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	915,000	848,231
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,550,769
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,781,060
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2032	1,000,000	1,056,589
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2034	1,000,000	1,054,567
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	600,994
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	554,310
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	545,892
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	531,469
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	554,810
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	531,290
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	527,360
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	420,074
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	469,836
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	518,227
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,001,827
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,453,985
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,118,016
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	5,680,000	3,924,326
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,097,939
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	804,932
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	808,717
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,294,568
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,045,686
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,148,033
Ohio St Higher Edl Fac Commn Healthcare Rev (Otterbein Homes Proj.) Series 2021B, 3% 7/1/2041	450,000	361,682
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (d)	7,185,000	7,145,503
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	985,643
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,049,037
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	1,023,903
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,055,393
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,325,836
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,515,522
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,560,000	1,982,179
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (d)	5,000,000	5,039,660
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,210,000	3,943,603
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	249,806
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	583,214
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	268,639
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	913,971
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2039	610,000	648,594
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,863,486
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	1,385,000	1,251,807
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	848,858
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	206,937
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	224,564
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	242,148
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	259,856
TOTAL HEALTH CARE		114,336,709
Housing - 7.2%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (d)	5,000,000	5,015,833
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2027 (e)	195,000	200,763
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2028 (e)	420,000	445,694
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2029 (e)	450,000	490,251
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2030 (e)	485,000	540,889
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2031 (e)	155,000	176,434
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2032 (e)	150,000	173,519
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2033 (e)	150,000	175,851
Ohio Housing Finance Agency Series 2026A, 6% 3/1/2034 (e)	160,000	189,249
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2027 (e)	200,000	209,099
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2028 (e)	435,000	468,079
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2029 (e)	230,000	253,620
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2030 (e)	245,000	276,303
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2031 (e)	140,000	160,855
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2032 (e)	150,000	174,707
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2033 (e)	150,000	177,454
Ohio Housing Finance Agency Series 2026A, 6% 9/1/2034 (e)	140,000	166,606
Ohio St Hsg Fin Agy Residential Mtg Rev (NV Single Fam Hsg 6/1/21 Proj.) Series 2019B, 3.35% 9/1/2049	1,810,000	1,459,372
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	2,275,000	2,300,647
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	5,015,000	4,959,023
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 2.25% 9/1/2041	640,000	478,322
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,850,000	1,634,555
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	428,402
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	648,058
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	694,915
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	2,005,000	2,080,305
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,075,000	3,246,361
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 B, 4.5% 3/1/2047 (f)	120,000	120,378
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2020 A, 2.75% 9/1/2040	2,335,000	1,936,123
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	3,900,000	2,910,317
Summit Cnty Dev Mhsg Series 2025, 2.8% tender 10/1/2044 (d)	4,300,000	4,238,376
TOTAL HOUSING		36,430,360
Other - 1.7%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	945,000	827,552
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	825,184
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	341,520
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	265,758
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	557,281
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	528,961
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	421,480
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	314,840
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	522,894
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	458,263
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	415,497
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,445,969
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,667,253
TOTAL OTHER		8,592,452
Special Tax - 6.8%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,425,717
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,561,371
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,253,519
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,139,904
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,319,796
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,328,917
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	622,883
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	722,019
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2039	2,040,000	2,091,444
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	435,487
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	377,208
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	629,166
Cleveland Public Library Series 2019 A, 4% 12/1/2036	1,400,000	1,415,088
Cleveland Public Library Series 2019 A, 4% 12/1/2037	1,115,000	1,121,912
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	652,191
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	3,951,665
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,828,272
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,485,609
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	5,695,124
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	1,012,041
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	968,516
TOTAL SPECIAL TAX		34,037,849
Synthetics - 1.8%
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 2.88% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (d)(g)	9,240,000	9,240,000
Tobacco Bonds - 4.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	6,275,000	4,385,748
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	5,988,782
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	994,164
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	980,776
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	4,813,995
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,024,797
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,104,805
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,096,121
TOTAL TOBACCO BONDS		22,389,188
Transportation - 5.1%
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (f)	700,000	710,639
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2042 (f)	10,000,000	10,634,428
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2055 (f)	1,470,000	1,525,567
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	7,772,540
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (b)	10,000,000	4,941,795
TOTAL TRANSPORTATION		25,584,969
Water & Sewer - 4.6%
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2036	650,000	607,143
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2037	250,000	227,916
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2038	270,000	241,298
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2039	500,000	438,014
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2040	365,000	313,729
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,860,128
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,373,108
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,067,445
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	231,822
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,323,786
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	675,000	597,465
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	667,091
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	4,050,000	4,443,048
Ohio Water Development Authority Series 2024 A, 5% 12/1/2045	1,060,000	1,126,651
Ohio Water Development Authority Series 2024 B, 5% 12/1/2037	2,685,000	3,013,740
Ohio Water Development Authority Series 2024 B, 5% 12/1/2038	1,415,000	1,577,749
Ohio Water Development Authority Series 2025 A, 5% 12/1/2044	4,000,000	4,309,786
TOTAL WATER & SEWER		23,419,919
TOTAL OHIO		468,242,222
Puerto Rico - 1.1%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,634,241	1,186,022
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	622,957
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,523,008
TOTAL GENERAL OBLIGATIONS		3,331,987
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,515,000	1,259,264
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	705,000	726,418
TOTAL PUERTO RICO		5,317,669
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	420,000	455,979
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	445,000	487,615
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	1,355,000	1,481,715
TOTAL VIRGIN ISLANDS		2,425,309
TOTAL MUNICIPAL SECURITIES (Cost $488,805,139)		482,389,583

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $20,396,075)	2.60	20,391,997	20,396,075

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $509,201,214)	502,785,658
NET OTHER ASSETS (LIABILITIES) - 0.2%	871,225
NET ASSETS - 100.0%	503,656,883

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $726,418 or 0.1% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	23,788,737	18,988,680	22,381,342	132,370	-	-	20,396,075	20,391,997	0.5%
Total	23,788,737	18,988,680	22,381,342	132,370	-	-	20,396,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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